                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2503

                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 08/31

Date of reporting period: 05/31

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE DIVERSIFIED BOND FUND

                                AT MAY 31, 2007

INVESTMENTS IN SECURITIES

MAY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (97.0%)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (18.2%)
Federal Farm Credit Bank
  10-10-08                                          4.25%            $13,285,000            $13,108,841
Federal Home Loan Bank
  06-18-08                                          5.13              37,180,000             37,110,511
Federal Home Loan Mtge Corp
  10-15-08                                          5.13              11,285,000             11,257,002
  03-15-09                                          5.75               9,385,000              9,465,758
  07-15-09                                          4.25              10,000,000              9,816,800
  04-16-37                                          6.00              43,260,000             42,388,700
Federal Natl Mtge Assn
  01-15-08                                          3.25              19,750,000             19,505,693
  08-15-08                                          3.25              86,170,000             84,133,802
  10-15-08                                          4.50              19,250,000             19,054,555
  02-16-12                                          5.00              34,685,000             34,414,145
  05-18-12                                          4.88              20,165,000             19,909,913
Overseas Private Investment
 U.S. Govt Guaranty
 Series 1996A
  09-15-08                                          6.99               1,666,667              1,683,050
U.S. Treasury
  02-15-09                                          4.50              12,725,000             12,627,577
  04-30-12                                          4.50               1,120,000              1,102,587
  05-15-17                                          4.50              73,595,000(p)          71,341,152
  02-15-26                                          6.00              57,888,000(n)          64,074,780
U.S. Treasury Inflation-Indexed Bond
  04-15-12                                          2.00              56,654,080(r)          55,262,949
                                                                                        ---------------
Total                                                                                       506,257,815
-------------------------------------------------------------------------------------------------------

ASSET-BACKED (2.5%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                                          2.84               4,200,000              4,177,482
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                                          6.15               2,500,000(d)           2,514,845
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                                          5.62              14,700,000(g)           1,613,555
Countrywide Asset-Backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                                          5.48               8,500,000(i)           8,492,832

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                                          4.92%             $1,865,000             $1,781,532
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                                          5.58               2,549,544(i)           2,549,528
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                                          5.30               6,550,000(d,e)         6,549,018
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                                          5.78               8,900,000(d,e)         8,944,909
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                                          2.85               2,600,000(d,e)         2,556,472
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                                          5.89               8,875,000(g)           1,934,732
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                                          0.00              13,900,000(g)           3,812,214
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
  02-27-12                                          5.45              11,700,000(g)           3,005,496
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                                          4.49               2,338,957              2,321,891
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                                          5.57               4,670,000              4,651,460
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                                          6.31               1,380,000(i,j)         1,366,200
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                                          6.66                 900,000(i,j)           891,000
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                                          7.01               1,320,000(i,j)         1,306,800

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
ASSET-BACKED (CONT.)
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                                          5.46%             $7,225,000(i)          $7,225,000
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                                          5.45               4,075,000(d)           4,039,479
WFS Financial Owner Trust
 Series 2004-1 Cl D
  08-22-11                                          3.17                 194,014                193,303
                                                                                        ---------------
Total                                                                                        69,927,748
-------------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (13.1%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                                          5.02               4,850,000              4,769,484
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                                          4.87               4,075,000              3,937,435
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                                          5.45               5,825,000              5,759,970
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                                          5.70               3,350,000(d,i)         3,358,877
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                                          5.76               3,750,000(d,i)         3,758,504
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                                          5.85               2,625,000(d,i)         2,629,949
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                                          4.00               2,038,921              1,964,684
Bear Stearns Commercial Mtge Securities
 Series 2006-PW14 Cl A4
  12-11-38                                          5.20               4,825,000              4,678,175
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                                          5.47               5,950,000              5,866,343
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                                          5.68              11,775,000             11,860,372
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                                          4.15               5,355,751(d)           5,271,472

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2007

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
  07-15-44                                          5.40%             $3,050,000             $3,007,954
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                                          7.03               9,042,169              9,242,757
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                                          5.63               2,550,000(d,i)         2,568,086
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                                          6.12               9,850,000(d,i)         9,850,000
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                                          5.85               5,025,000              5,045,770
Credit Suisse Mtge Capital Ctfs
 Series 2006-C4 Cl A3
  09-15-39                                          5.47               5,000,000              4,920,715
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                                          6.18               7,400,000              7,552,424
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                                          4.60               3,525,000              3,362,377
Federal Natl Mtge Assn #385683
  02-01-13                                          4.83               6,142,491              5,964,969
Federal Natl Mtge Assn #385815
  01-01-13                                          4.77               7,080,982              6,869,637
Federal Natl Mtge Assn #555806
  10-01-13                                          5.09                 492,445                486,437
GE Capital Commercial Mtge
 Series 2004-C2 Cl A2
  03-10-40                                          4.12               6,250,000              6,052,500
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                                          4.77              10,350,000(d)          10,190,475
GMAC Commercial Mtge Securities
 Series 1999-C1 Cl B
  05-15-33                                          6.30               8,000,000              8,083,633
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                                          4.88               3,400,000              3,332,553
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                                          4.96               5,900,000              5,798,840
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
  10-12-37                                          4.37               6,101,695              5,983,518
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                                          5.26              11,025,000             10,854,789
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                                          4.13               3,824,086              3,690,669
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                                          3.97               3,610,210              3,506,941
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                                          4.77               6,894,000              6,623,386
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                                          4.18               4,000,000              3,888,528

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                                          4.48%             $8,698,696             $8,431,830
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A1
  07-15-42                                          4.33               4,373,523              4,315,792
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                                          5.48               4,275,000              4,220,818
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                                          5.49               6,475,000              6,438,187
LB-UBS Commercial Mtge Trust
 Series 2002-C2 Cl A3
  06-15-26                                          5.39              10,150,000             10,147,381
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                                          4.56               7,000,000              6,828,689
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                                          4.85               6,000,000              5,825,378
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                                          3.97               4,475,000              4,222,565
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
  12-15-29                                          4.20               8,100,000              7,876,602
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                                          4.93               7,325,000              7,120,999
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                                          6.07               4,125,000              4,205,062
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                                          5.42               4,875,000              4,790,045
Morgan Stanley Capital I
 Series 2003-IQ4 Cl A1
  05-15-40                                          3.27               3,947,588              3,796,572
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                                          4.34               4,575,000              4,483,405
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                                          4.59               4,950,000              4,770,167
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                                          4.85               9,150,000              8,835,306
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                                          5.97               3,425,000              3,479,493
Morgan Stanley Capital I
 Series 2006-XLF Cl A2
  07-15-19                                          5.45               6,500,000(d,i)         6,503,564
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                                          5.98              19,860,000             20,206,780
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                                          7.25               6,795,000              7,363,698
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
  02-11-36                                          3.67               4,096,225              3,940,102

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2003-C4 Cl A2
  04-15-35                                          4.57%            $14,050,000            $13,585,912
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                                          5.08              14,550,000(d)          14,150,459
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                                          4.94               4,815,000              4,604,641
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                                          5.09               4,667,000              4,579,812
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                                          5.76               2,900,000              2,914,793
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                                          5.73               5,075,000              5,094,130
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                                          5.51               4,200,000              4,139,058
                                                                                        ---------------
Total                                                                                       367,603,463
-------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED (42.9%)(F,M)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                                          5.69               7,941,476(k)           7,946,828
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                                          5.94               9,045,024(k)           9,016,261
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                                          6.20               7,067,000(k)           7,152,037
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                                          6.00               7,117,250              7,037,893
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                                          4.75               3,835,654              3,678,032
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
  04-25-34                                          6.00               8,863,877              8,796,015
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                                          6.00              17,102,390             16,942,247
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                                          7.25                 742,567(d)             736,070
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                                          5.90               6,425,774(k)           6,415,235

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2007

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Bear Stearns Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2005-8 Cl A4
  08-25-35                                          5.10%             $6,025,000(d,k)        $5,825,675
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                                          6.50               2,121,580              2,146,443
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                                          7.73               6,428,795(g)           1,116,746
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                                          4.75               3,971,993              3,808,768
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                                          5.50               6,054,308              6,017,485
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                                          5.50               6,134,765              6,097,506
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                                          5.50              10,475,091             10,458,609
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                                          7.50               5,566,897              5,750,226
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                                          5.50               2,831,022              2,818,671
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                                          6.00               8,400,000              8,453,024
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                                          6.00               8,570,547              8,549,154
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                                          6.00              10,000,000             10,040,400
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                                          6.00              12,867,794             12,852,610
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                                          7.00               6,880,377(d)           7,131,561
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                                          5.37               3,933,548(k)           3,917,106

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
  11-25-18                                          6.00%             $2,186,925             $2,184,481
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                                          6.38              48,272,458(g,k)           505,352
Federal Home Loan Mtge Corp
  06-01-37                                          6.50              99,000,000(j)         100,577,861
Federal Home Loan Mtge Corp #170216
  03-01-17                                          8.50                   7,913                  8,414
Federal Home Loan Mtge Corp #1G2496
  09-01-36                                          6.20               8,234,381(k)           8,309,067
Federal Home Loan Mtge Corp #1J1445
  01-01-37                                          5.92              13,596,491(k)          13,622,882
Federal Home Loan Mtge Corp #1J1536
  03-01-37                                          5.53               3,698,805(k)           3,694,030
Federal Home Loan Mtge Corp #284190
  01-01-17                                          8.00                     350                    367
Federal Home Loan Mtge Corp #290970
  04-01-17                                          8.00                  10,154                 10,620
Federal Home Loan Mtge Corp #295114
  06-01-17                                          8.50                   3,750                  3,987
Federal Home Loan Mtge Corp #540861
  09-01-19                                          8.50                  33,879                 36,154
Federal Home Loan Mtge Corp #A00304
  04-01-21                                          9.00                  51,023                 54,663
Federal Home Loan Mtge Corp #B11835
  01-01-19                                          5.50                 521,792                519,082
Federal Home Loan Mtge Corp #C00103
  03-01-22                                          8.50                 127,913                137,103
Federal Home Loan Mtge Corp #C00144
  08-01-22                                          8.50                 112,564                120,775
Federal Home Loan Mtge Corp #C00356
  08-01-24                                          8.00                 403,358                427,592
Federal Home Loan Mtge Corp #C00666
  10-01-28                                          7.00                  50,040                 51,963
Federal Home Loan Mtge Corp #C53878
  12-01-30                                          5.50               1,730,916              1,698,546
Federal Home Loan Mtge Corp #C62993
  01-01-32                                          6.50               1,187,535              1,218,521
Federal Home Loan Mtge Corp #C63552
  01-01-32                                          6.50               1,744,249              1,810,850
Federal Home Loan Mtge Corp #C64703
  03-01-32                                          6.50               1,074,896              1,115,857
Federal Home Loan Mtge Corp #C67723
  06-01-32                                          7.00                 816,708                849,106
Federal Home Loan Mtge Corp #C78031
  04-01-33                                          5.50               9,366,598              9,191,903
Federal Home Loan Mtge Corp #C79930
  06-01-33                                          5.50               8,206,449              8,035,610
Federal Home Loan Mtge Corp #C90767
  12-01-23                                          6.00               7,772,111              7,839,469
Federal Home Loan Mtge Corp #D96300
  10-01-23                                          5.50               5,099,517              5,020,473
Federal Home Loan Mtge Corp #E01127
  02-01-17                                          6.50               1,226,175              1,254,884
Federal Home Loan Mtge Corp #E01419
  05-01-18                                          5.50               4,520,436              4,499,960
Federal Home Loan Mtge Corp #E79810
  11-01-14                                          7.50               1,004,326              1,043,919

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E90216
  05-01-17                                          6.00%             $1,377,059             $1,392,696
Federal Home Loan Mtge Corp #E98725
  08-01-18                                          5.00              10,073,549              9,850,610
Federal Home Loan Mtge Corp #E99684
  10-01-18                                          5.00              10,194,844              9,968,771
Federal Home Loan Mtge Corp #G00286
  02-01-25                                          8.00                 159,820                169,422
Federal Home Loan Mtge Corp #G01108
  04-01-30                                          7.00               3,163,600              3,285,699
Federal Home Loan Mtge Corp #G01441
  07-01-32                                          7.00               2,914,072              3,017,637
Federal Home Loan Mtge Corp #G01535
  04-01-33                                          6.00              10,588,200             10,729,184
Federal Home Loan Mtge Corp #G11302
  07-01-17                                          7.00               3,428,763              3,538,669
Federal Home Loan Mtge Corp #G30225
  02-01-23                                          6.00              10,544,667             10,646,499
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                                          8.58               4,340,134(g)           1,125,689
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                                          2.38               1,912,043(g)              61,248
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                                         20.00               4,231,887(g)             117,594
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
  03-15-22                                          7.00                 653,433                651,464
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                                          5.50              10,520,955             10,520,239
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                                          6.50               3,754,395              3,838,550
Federal Natl Mtge Assn
  06-01-22                                          5.50              10,025,000(j)           9,946,685
  06-01-37                                          5.50              22,500,000(j)          21,965,625
  06-01-37                                          6.00              31,500,000(j)          31,460,624
Federal Natl Mtge Assn #125479
  04-01-27                                          7.50                 257,635                270,064
Federal Natl Mtge Assn #190899
  04-01-23                                          8.50                 408,784                430,845
Federal Natl Mtge Assn #190944
  05-01-24                                          6.00               5,956,853              5,978,716
Federal Natl Mtge Assn #190988
  06-01-24                                          9.00                 350,023                372,747
Federal Natl Mtge Assn #231309
  09-01-23                                          6.50                 152,812                156,164
Federal Natl Mtge Assn #231310
  09-01-23                                          6.50                 384,155                392,582
Federal Natl Mtge Assn #250330
  09-01-25                                          8.00                 261,359                276,632

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2007

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #250495
  03-01-26                                          7.00%               $618,384               $644,039
Federal Natl Mtge Assn #250765
  12-01-26                                          8.00                 240,935                255,171
Federal Natl Mtge Assn #251116
  08-01-27                                          8.00                 257,667                273,040
Federal Natl Mtge Assn #252498
  06-01-29                                          7.00                   6,093                  6,351
Federal Natl Mtge Assn #253883
  08-01-16                                          6.00               2,985,118              3,019,802
Federal Natl Mtge Assn #254236
  03-01-17                                          6.50               1,757,201              1,798,318
Federal Natl Mtge Assn #254383
  06-01-32                                          7.50                 377,952                394,302
Federal Natl Mtge Assn #254802
  07-01-18                                          4.50               2,970,282              2,850,257
Federal Natl Mtge Assn #254916
  09-01-23                                          5.50              10,126,133              9,968,424
Federal Natl Mtge Assn #255788
  06-01-15                                          5.50               3,038,692              3,034,387
Federal Natl Mtge Assn #268071
  01-01-24                                          6.50                 105,076                107,381
Federal Natl Mtge Assn #303226
  02-01-25                                          8.00                 120,582                127,541
Federal Natl Mtge Assn #313049
  08-01-11                                          8.50                 788,807                801,596
Federal Natl Mtge Assn #323933
  09-01-29                                          7.00               3,994,353              4,163,655
Federal Natl Mtge Assn #408207
  01-01-28                                          6.50                 148,382                153,726
Federal Natl Mtge Assn #455791
  01-01-29                                          6.50                 534,663                549,087
Federal Natl Mtge Assn #489888
  05-01-29                                          6.50               2,107,259              2,163,976
Federal Natl Mtge Assn #496029
  01-01-29                                          6.50               2,803,092              2,876,785
Federal Natl Mtge Assn #50700
  03-01-08                                          7.00                 311,801                314,602
Federal Natl Mtge Assn #545008
  06-01-31                                          7.00               2,588,158              2,724,264
Federal Natl Mtge Assn #545342
  04-01-13                                          7.00               1,386,511              1,398,967
Federal Natl Mtge Assn #545684
  05-01-32                                          7.50                 329,711                344,875
Federal Natl Mtge Assn #545869
  07-01-32                                          6.50               2,266,643              2,326,949
Federal Natl Mtge Assn #545885
  08-01-32                                          6.50               3,957,487              4,108,307
Federal Natl Mtge Assn #545910
  08-01-17                                          6.00               5,006,325              5,076,998
Federal Natl Mtge Assn #555343
  08-01-17                                          6.00               4,863,745              4,919,991
Federal Natl Mtge Assn #555375
  04-01-33                                          6.00              23,561,377             23,855,561
Federal Natl Mtge Assn #555458
  05-01-33                                          5.50              20,989,605             20,543,786
Federal Natl Mtge Assn #555528
  04-01-33                                          6.00              15,470,191             15,546,913
Federal Natl Mtge Assn #555734
  07-01-23                                          5.00               8,224,250              7,956,423
Federal Natl Mtge Assn #555740
  08-01-18                                          4.50              10,168,254              9,758,346

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555794
  09-01-28                                          7.50%               $870,391               $912,569
Federal Natl Mtge Assn #567840
  10-01-30                                          7.00               1,298,381              1,353,413
Federal Natl Mtge Assn #587859
  12-01-16                                          5.50               4,657,210              4,638,322
Federal Natl Mtge Assn #597374
  09-01-31                                          7.00                 710,299                747,648
Federal Natl Mtge Assn #606882
  10-01-31                                          7.00                 935,692                974,941
Federal Natl Mtge Assn #634650
  04-01-32                                          7.50                 247,682                258,396
Federal Natl Mtge Assn #638969
  03-01-32                                          5.50               1,472,182              1,445,605
Federal Natl Mtge Assn #643362
  04-01-17                                          6.50                 708,110                724,679
Federal Natl Mtge Assn #646147
  06-01-32                                          7.00               2,440,182              2,567,120
Federal Natl Mtge Assn #646446
  06-01-17                                          6.50               1,122,916              1,149,191
Federal Natl Mtge Assn #649068
  06-01-17                                          6.50               1,887,787              1,939,058
Federal Natl Mtge Assn #649263
  08-01-17                                          6.50               1,993,117              2,047,147
Federal Natl Mtge Assn #654208
  10-01-32                                          6.50               1,959,019              2,008,059
Federal Natl Mtge Assn #654682
  10-01-32                                          6.00               1,279,603              1,286,071
Federal Natl Mtge Assn #654689
  11-01-32                                          6.00               1,361,151              1,367,459
Federal Natl Mtge Assn #656908
  09-01-32                                          6.50               1,848,487              1,907,046
Federal Natl Mtge Assn #662061
  09-01-32                                          6.50               1,689,706              1,732,005
Federal Natl Mtge Assn #667787
  02-01-18                                          5.50               1,741,326              1,731,871
Federal Natl Mtge Assn #670382
  09-01-32                                          6.00              11,186,249             11,241,726
Federal Natl Mtge Assn #670387
  08-01-32                                          7.00               1,410,042              1,470,139
Federal Natl Mtge Assn #678028
  09-01-17                                          6.00               5,597,782              5,662,516
Federal Natl Mtge Assn #678065
  02-01-33                                          6.50                 379,089                388,718
Federal Natl Mtge Assn #678937
  01-01-18                                          5.50               2,828,587              2,819,504
Federal Natl Mtge Assn #678941
  02-01-18                                          5.50               3,438,183              3,426,907
Federal Natl Mtge Assn #679095
  04-01-18                                          5.00               5,343,964              5,223,572
Federal Natl Mtge Assn #680961
  01-01-33                                          6.00                 607,383                611,470
Federal Natl Mtge Assn #681400
  03-01-18                                          5.50               5,024,747              5,002,437
Federal Natl Mtge Assn #682825
  01-01-33                                          6.00               1,886,299              1,895,654
Federal Natl Mtge Assn #683274
  02-01-18                                          5.50               2,388,251              2,377,426
Federal Natl Mtge Assn #684586
  03-01-33                                          6.00               3,296,844              3,315,647
Federal Natl Mtge Assn #686172
  02-01-33                                          6.00               2,822,705              2,836,703

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #686528
  02-01-33                                          6.00%             $3,623,110             $3,648,359
Federal Natl Mtge Assn #687051
  01-01-33                                          6.00              10,889,353             10,867,782
Federal Natl Mtge Assn #689093
  07-01-28                                          5.50               3,324,419              3,264,405
Federal Natl Mtge Assn #694628
  04-01-33                                          5.50               6,745,784              6,620,680
Federal Natl Mtge Assn #694795
  04-01-33                                          5.50               8,071,748              7,921,751
Federal Natl Mtge Assn #694988
  03-01-33                                          5.50              11,476,620             11,241,847
Federal Natl Mtge Assn #695202
  03-01-33                                          6.50               4,406,033              4,509,204
Federal Natl Mtge Assn #695909
  05-01-18                                          5.50               2,310,527              2,302,031
Federal Natl Mtge Assn #699424
  04-01-33                                          5.50               4,638,788              4,552,659
Federal Natl Mtge Assn #702427
  04-01-33                                          5.50               4,398,765              4,317,109
Federal Natl Mtge Assn #704049
  05-01-18                                          5.50               2,721,599              2,711,646
Federal Natl Mtge Assn #710823
  05-01-33                                          5.50                 646,242                634,263
Federal Natl Mtge Assn #720070
  07-01-23                                          5.50               2,625,336              2,584,448
Federal Natl Mtge Assn #720378
  06-01-18                                          4.50               6,191,670              5,941,472
Federal Natl Mtge Assn #723687
  08-01-28                                          5.50               4,061,291              3,987,975
Federal Natl Mtge Assn #725232
  03-01-34                                          5.00              18,409,999             17,571,712
Federal Natl Mtge Assn #725424
  04-01-34                                          5.50              19,359,771             18,955,921
Federal Natl Mtge Assn #725425
  04-01-34                                          5.50              25,063,485             24,541,337
Federal Natl Mtge Assn #725684
  05-01-18                                          6.00              10,274,938             10,400,164
Federal Natl Mtge Assn #725719
  07-01-33                                          4.84               7,021,537(k)           6,883,494
Federal Natl Mtge Assn #725737
  08-01-34                                          4.54               5,204,808(k)           5,179,773
Federal Natl Mtge Assn #725813
  12-01-33                                          6.50              10,718,258             10,969,234
Federal Natl Mtge Assn #730153
  08-01-33                                          5.50               1,190,777              1,165,937
Federal Natl Mtge Assn #735212
  12-01-34                                          5.00              20,443,556             19,502,453
Federal Natl Mtge Assn #735949
  10-01-35                                          4.98               9,171,995(k)           9,138,014
Federal Natl Mtge Assn #738921
  11-01-32                                          6.50                 874,789                898,604
Federal Natl Mtge Assn #743262
  10-01-18                                          5.00               3,582,478              3,502,980
Federal Natl Mtge Assn #747642
  11-01-28                                          5.50               2,624,632              2,577,251
Federal Natl Mtge Assn #753074
  12-01-28                                          5.50               7,320,821              7,188,663
Federal Natl Mtge Assn #753091
  12-01-33                                          5.50               4,512,091              4,417,968
Federal Natl Mtge Assn #753919
  12-01-33                                          4.95               5,943,544(k)           5,821,969

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2007

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #759342
  01-01-34                                          6.50%             $1,785,418             $1,842,901
Federal Natl Mtge Assn #765183
  01-01-19                                          5.50                 606,145                603,110
Federal Natl Mtge Assn #765759
  12-01-18                                          5.00               3,782,089              3,696,884
Federal Natl Mtge Assn #766641
  03-01-34                                          5.00               6,880,901              6,564,145
Federal Natl Mtge Assn #776962
  04-01-29                                          5.00              17,415,868             16,627,558
Federal Natl Mtge Assn #779327
  06-01-34                                          4.55               4,037,882(k)           3,973,937
Federal Natl Mtge Assn #804442
  12-01-34                                          6.50               1,430,694              1,460,594
Federal Natl Mtge Assn #837258
  09-01-35                                          4.92               2,811,621(k)           2,794,246
Federal Natl Mtge Assn #844257
  11-01-35                                          5.07               9,683,601(k)           9,687,221
Federal Natl Mtge Assn #845070
  12-01-35                                          5.09               6,685,431(k)           6,642,825
Federal Natl Mtge Assn #882063
  06-01-36                                          6.50               4,003,460              4,116,668
Federal Natl Mtge Assn #886291
  07-01-36                                          7.00               7,298,830              7,593,118
Federal Natl Mtge Assn #886461
  08-01-36                                          6.19               7,367,636(k)           7,458,626
Federal Natl Mtge Assn #900197
  10-01-36                                          5.94               9,590,424(k)           9,698,412
Federal Natl Mtge Assn #901922
  10-01-36                                          5.79               9,502,972(k)           9,558,757
Federal Natl Mtge Assn #909471
  02-01-37                                          5.55               8,612,692(k)           8,602,116
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                                         20.00                 897,936(g)               8,995
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                                         12.80               3,000,691(g)             512,577
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                                         12.17                 809,777(g)             111,766
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                                          8.78              14,840,485(g)           3,843,988
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series 43 Cl 1
  09-01-18                                          5.77                  19,724(h)              16,117
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                                          8.00               3,571,050              3,742,509
Govt Natl Mtge Assn #345538
  02-15-24                                          8.00                 136,500                144,983

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #398831
  08-15-26                                          8.00%               $150,992               $160,585
Govt Natl Mtge Assn #423782
  05-15-26                                          7.50                 441,627                463,470
Govt Natl Mtge Assn #425004
  10-15-33                                          5.50               3,818,316              3,758,631
Govt Natl Mtge Assn #426170
  06-15-26                                          8.00                 108,553                115,450
Govt Natl Mtge Assn #595256
  12-15-32                                          6.00               6,529,901              6,580,815
Govt Natl Mtge Assn #604580
  08-15-33                                          5.00               3,936,024              3,783,569
Govt Natl Mtge Assn #604708
  10-15-33                                          5.50              10,195,176             10,035,815
Govt Natl Mtge Assn #606844
  09-15-33                                          5.00               9,699,909              9,324,200
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
  08-20-32                                         12.52               8,360,710(g)           1,554,085
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                                         20.00               1,508,774(g)             144,140
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                                          6.41                 981,552(d)             980,632
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-8A Cl N1
  07-21-36                                          6.41                 387,116(d)             383,729
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                                          4.50             115,046,378(g)             880,824
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
  12-25-35                                          5.86               6,446,798(k)           6,432,695
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
  05-25-37                                          6.37              12,137,199(k)          12,263,426
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                                          6.65               1,288,502(d)           1,283,670
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
  02-27-46                                          7.00                 815,364(d)             815,619
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                                          6.25               1,706,473(d)           1,700,074
Lehman XS Net Interest Margin Nts
 Series 2006-AR8 Cl A1
  10-28-46                                          6.25                 720,000(d)             717,975

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                                          6.50%            $20,698,557            $20,963,757
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                                          5.00               6,168,433              5,970,864
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                                          6.00               3,630,590              3,598,387
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                                          5.00               4,828,414              4,654,736
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                                          5.00               6,692,713              6,439,728
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 Cl N1
  04-25-46                                          6.05               1,012,714(d)           1,007,651
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                                          6.00               6,271,943              6,301,846
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                                          5.50              13,686,829             13,253,104
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
  12-25-35                                          7.10              42,637,286(g)             322,977
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                                          4.50               4,572,010              4,330,608
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                                          5.30               5,285,099(k)           5,210,028
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                                          5.95               5,317,285(k)           5,330,568
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                                          5.00              17,766,734             16,882,661
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                                          5.50              12,136,196             11,779,695
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                                          6.03               5,061,229(k)           5,075,009

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2007

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2006-AR6 Cl 5A1
  03-25-36                                          5.11%            $11,414,332(k)         $11,229,903
                                                                                        ---------------
Total                                                                                     1,200,693,671
-------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
L-3 Communications
 Series B
  10-15-15                                          6.38                 890,000                887,775
-------------------------------------------------------------------------------------------------------

BANKING (3.3%)
Bank of America
 Sub Nts
  03-15-17                                          5.30              16,120,000             15,636,368
  10-15-36                                          6.00               7,915,000              7,789,943
Citigroup
 Sub Nts
  02-15-17                                          5.50              26,060,000             25,632,694
  08-25-36                                          6.13               2,160,000              2,161,216
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                                          5.63              13,105,000             12,727,477
Popular North America
 Sr Nts
  10-01-08                                          3.88              28,122,000             27,517,686
                                                                                        ---------------
Total                                                                                        91,465,384
-------------------------------------------------------------------------------------------------------

BROKERAGE (1.7%)
LaBranche & Co
 Sr Nts
  05-15-12                                         11.00                 647,000                697,951
Lehman Brothers Holdings
 Sr Nts
  02-06-12                                          5.25              12,650,000             12,494,104
Lehman Brothers Holdings
 Sr Unsecured
  01-18-12                                          6.63               2,550,000              2,658,658
Merrill Lynch & Co
  05-02-17                                          5.70              12,535,000             12,309,495
Morgan Stanley
  01-09-17                                          5.45               4,015,000              3,890,916
  04-27-17                                          5.55              15,865,000             15,454,414
                                                                                        ---------------
Total                                                                                        47,505,538
-------------------------------------------------------------------------------------------------------

CHEMICALS (--%)
NewMarket
  12-15-16                                          7.13                 845,000                845,000
-------------------------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (--%)
Chart Inds
 Sr Sub Nts
  10-15-15                                          9.13                 345,000                366,994
-------------------------------------------------------------------------------------------------------

ELECTRIC (3.3%)
Cleveland Electric Illuminating
 Sr Unsecured
  04-01-17                                          5.70               3,800,000              3,715,393
  12-15-36                                          5.95               2,670,000              2,509,741

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
ELECTRIC (CONT.)
Consumers Energy
 1st Mtge
 Series F
  05-15-10                                          4.00%             $1,040,000               $996,651
Consumers Energy
 1st Mtge
 Series H
  02-17-09                                          4.80              10,775,000             10,638,760
Edison Mission Energy
 Sr Nts
  05-15-17                                          7.00                 435,000(d)             436,631
Edison Mission Energy
 Sr Unsecured
  06-15-13                                          7.50                 720,000                739,800
Entergy Gulf States
 1st Mtge
  06-01-08                                          3.60               5,500,000              5,393,498
Exelon
  06-15-10                                          4.45               9,790,000              9,471,540
Florida Power
 1st Mtge
  07-15-11                                          6.65               2,250,000              2,347,324
Indiana Michigan Power
 Sr Nts
  03-15-37                                          6.05               7,965,000              7,818,587
IPALCO Enterprises
 Secured
  11-14-08                                          8.38                 400,000                413,000
  11-14-11                                          8.63               3,680,000              4,002,000
Metropolitan Edison
 Sr Nts
  03-15-10                                          4.45               1,810,000              1,758,218
MidAmerican Energy Holdings
  04-01-36                                          6.13               4,370,000              4,317,092
Midwest Generation LLC
 Pass-Through Ctfs
 Series B
  01-02-16                                          8.56                 163,621                179,165
Northern States Power
 Sr Nts
  08-01-09                                          6.88               5,730,000              5,883,444
NRG Energy
  02-01-14                                          7.25                 695,000                714,113
  01-15-17                                          7.38                 800,000                831,000
Portland General Electric
  03-15-10                                          7.88               2,935,000              3,109,034
Potomac Electric Power
 Secured
  06-01-35                                          5.40               3,040,000              2,709,534
Public Service Company of Colorado
 Sr Nts
 Series A
  07-15-09                                          6.88               2,005,000              2,057,681
Sierra Pacific Power
 Series M
  05-15-16                                          6.00               3,525,000              3,512,328
Tampa Electric
 Sr Unsecured
  05-15-37                                          6.15               4,355,000              4,310,405
TXU Electric Delivery
  09-01-22                                          7.00               2,960,000              3,138,266

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
ELECTRIC (CONT.)
TXU Electric Delivery
 Secured
  01-15-15                                          6.38%             $6,835,000             $7,013,558
Xcel Energy
 Sr Nts
  07-01-08                                          3.40               3,315,000              3,239,319
                                                                                        ---------------
Total                                                                                        91,256,082
-------------------------------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
United Artists Theatre Circuit
 Pass-Through Ctfs
  07-01-15                                          9.30               6,179,110(o)           6,426,275
-------------------------------------------------------------------------------------------------------

ENVIRONMENTAL (--%)
Allied Waste North America
  06-01-17                                          6.88                 975,000                992,063
-------------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.0%)
Cadbury Schweppes US Finance LLC
  10-01-08                                          3.88              19,165,000(d)          18,745,114
Cott Beverages USA
  12-15-11                                          8.00               1,740,000              1,785,675
Molson Coors Capital Finance
  09-22-10                                          4.85               7,865,000(c)           7,683,806
                                                                                        ---------------
Total                                                                                        28,214,595
-------------------------------------------------------------------------------------------------------

GAMING (0.1%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                                          8.00                 750,000                780,937
Pokagon Gaming Authority
 Sr Nts
  06-15-14                                         10.38                 235,000(d)             264,375
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                                          6.63                 690,000                692,588
                                                                                        ---------------
Total                                                                                         1,737,900
-------------------------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                                          4.00               4,005,000              3,861,885
-------------------------------------------------------------------------------------------------------

GAS PIPELINES (0.9%)
CenterPoint Energy Resources
  02-15-11                                          7.75               3,685,000              3,940,724
Colorado Interstate Gas
 Sr Nts
  11-15-15                                          6.80               5,405,000              5,654,457
Colorado Interstate Gas
 Sr Unsecured
  03-15-15                                          5.95               1,260,000              1,250,444
Northwest Pipeline
 Sr Nts
  04-15-17                                          5.95               1,615,000(d)           1,594,813
Southern Natural Gas
  04-01-17                                          5.90               5,925,000(d)           5,832,652
Southern Star Central
 Sr Nts
  03-01-16                                          6.75               1,460,000              1,470,950
Transcontinental Gas Pipe Line
 Series B
  08-15-11                                          7.00               1,915,000(n)           1,996,388

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2007

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)
GAS PIPELINES (CONT.)
Transcontinental Gas Pipe Line
Sr Unsecured
  04-15-16                                          6.40%             $2,221,000             $2,276,525
Williams Companies
 Sr Nts
  07-15-19                                          7.63               2,079,000              2,281,703
                                                                                        ---------------
Total                                                                                        26,298,656
-------------------------------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Community Health Systems
 Sr Unsecured
  12-15-12                                          6.50                 835,000                865,269
Omnicare
  12-15-13                                          6.75               2,370,000              2,334,450
  12-15-15                                          6.88                 355,000                349,675
Triad Hospitals
 Sr Nts
  05-15-12                                          7.00                 720,000                748,800
Triad Hospitals
 Sr Sub Nts
  11-15-13                                          7.00                 860,000                900,850
                                                                                        ---------------
Total                                                                                         5,199,044
-------------------------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
WellPoint
 Sr Unsub
  01-15-36                                          5.85               7,150,000              6,707,358
-------------------------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
Centex
 Sr Unsecured
  05-01-16                                          6.50                 580,000                570,744
DR Horton
 Sr Unsub
  04-15-16                                          6.50               1,770,000              1,733,747
                                                                                        ---------------
Total                                                                                         2,304,491
-------------------------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.0%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                                          5.95               8,135,000              8,031,645
  09-15-36                                          6.45               5,725,000              5,570,248
Canadian Natural Resources
  03-15-38                                          6.25               8,545,000(c)           8,233,722
Chesapeake Energy
  01-15-16                                          6.63               3,620,000              3,669,775
  01-15-18                                          6.25                 925,000                918,063
Denbury Resources
  04-01-13                                          7.50                 250,000                256,250
Denbury Resources
 Sr Sub Nts
  12-15-15                                          7.50                 180,000                185,850
Pioneer Natural Resources
  05-01-18                                          6.88                 675,000                654,500
Range Resources
  03-15-15                                          6.38                 425,000                418,625
  05-15-16                                          7.50                 180,000                188,100
                                                                                        ---------------
Total                                                                                        28,126,778
-------------------------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)

MEDIA CABLE (0.3%)
Comcast
  03-15-37                                          6.45%             $6,090,000             $5,974,710
EchoStar DBS
  10-01-14                                          6.63                 363,000                363,000
Videotron Ltee
  01-15-14                                          6.88               1,310,000(c)           1,323,100
                                                                                        ---------------
Total                                                                                         7,660,810
-------------------------------------------------------------------------------------------------------

MEDIA NON CABLE (1.2%)
British Sky Broadcasting Group
  02-23-09                                          6.88               6,270,000(c)           6,399,939
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                                          8.50                 560,000                584,500
Idearc
 Sr Nts
  11-15-16                                          8.00                 274,000(d)             283,590
Lamar Media
  01-01-13                                          7.25                 242,000                248,655
Lamar Media
 Series B
  08-15-15                                          6.63                 735,000                731,325
News America
  12-15-35                                          6.40               6,950,000              6,789,677
Radio One
 Series B
  07-01-11                                          8.88               1,000,000              1,030,000
RH Donnelley
 Sr Disc Nts
 Series A-1
  01-15-13                                          6.88                 645,000                635,325
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                                          6.13              17,085,000             16,785,996
Sinclair Broadcast Group
  03-15-12                                          8.00                 388,000                403,520
Sun Media
  02-15-13                                          7.63                 745,000(c)             769,213
                                                                                        ---------------
Total                                                                                        34,661,740
-------------------------------------------------------------------------------------------------------

METALS (--%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                                          8.25                 210,000                226,538
-------------------------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.1%)
SLM
  01-15-13                                          5.38               2,125,000              1,947,528
  10-01-13                                          5.00               1,460,000              1,309,489
                                                                                        ---------------
Total                                                                                         3,257,017
-------------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
OPTI Canada
  12-15-14                                          8.25             403,000(c,d)               427,180
-------------------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.4%)
Residential Capital LLC
  06-30-10                                          6.38              12,010,000             11,987,277
-------------------------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)

PACKAGING (--%)
Greif
 Sr Nts
  02-01-17                                          6.75%               $655,000(d)            $662,369
Owens-Brockway Glass Container
  05-15-13                                          8.25                 330,000                348,150
                                                                                        ---------------
Total                                                                                         1,010,519
-------------------------------------------------------------------------------------------------------

PAPER (0.1%)
Cascades
 Sr Nts
  02-15-13                                          7.25                  90,000(c)              90,788
Norampac
  06-01-13                                          6.75                 155,000(c)             153,063
Smurfit-Stone Container Enterprises
 Sr Nts
  03-15-17                                          8.00               1,300,000(d)           1,309,749
                                                                                        ---------------
Total                                                                                         1,553,600
-------------------------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.2%)
Travelers Companies
 Sr Unsecured
  06-15-37                                          6.25               5,810,000              5,735,342
-------------------------------------------------------------------------------------------------------

RAILROADS (1.0%)
Burlington Northern Sante Fe
  01-15-15                                          4.88              11,220,000             10,564,057
Canadian Pacific Railway
  05-15-37                                          5.95               5,795,000(c)           5,556,854
CSX
  08-01-13                                          5.50               9,240,000              9,085,665
Union Pacific
 Sr Nts
  01-15-15                                          4.88               3,180,000              2,986,646
                                                                                        ---------------
Total                                                                                        28,193,222
-------------------------------------------------------------------------------------------------------

REITS (0.3%)
Brandywine Operating Partnership LP
 Sr Unsecured
  05-01-17                                          5.70               2,800,000              2,743,468
ERP Operating LP
  06-15-17                                          5.75               6,955,000(j)           6,890,791
                                                                                        ---------------
Total                                                                                         9,634,259
-------------------------------------------------------------------------------------------------------

RETAILERS (0.8%)
Home Depot
 Sr Unsecured
  12-16-36                                          5.88              12,845,000             12,035,508
May Department Stores
  07-15-09                                          4.80              11,204,000             11,027,739
                                                                                        ---------------
Total                                                                                        23,063,247
-------------------------------------------------------------------------------------------------------

TECHNOLOGY (--%)
Flextronics Intl
 Sr Sub Nts
  11-15-14                                          6.25                 775,000(c)             749,813
-------------------------------------------------------------------------------------------------------

WIRELESS (--%)
American Tower
 Sr Nts
  10-15-12                                          7.13                 220,000                228,525
-------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 7 RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2007

BONDS (CONTINUED)
                                                   COUPON            PRINCIPAL
ISSUER                                              RATE               AMOUNT                  VALUE(A)

WIRELINES (3.7%)
AT&T
 Sr Nts
  05-15-36                                          6.80%             $7,235,000             $7,658,399
Qwest
  03-15-12                                          8.88               1,095,000              1,201,763
Qwest
 Sr Nts
  06-15-15                                          7.63               3,200,000              3,392,000
Qwest
 Sr Unsecured
  10-01-14                                          7.50                 950,000                999,875
Telecom Italia Capital
  11-15-33                                          6.38               8,120,000(c)           7,760,844
Telefonica Europe
  09-15-10                                          7.75              10,713,000(c)          11,394,979
TELUS
  06-01-11                                          8.00              35,878,500(c)          38,378,621
Verizon New York
 Series A
  04-01-12                                          6.88              22,863,000             23,824,069
Verizon Pennsylvania
 Series A
  11-15-11                                          5.65               6,460,000              6,469,690
Windstream
  08-01-16                                          8.63               1,750,000              1,911,875
                                                                                        ---------------
Total                                                                                       102,992,115
-------------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $2,759,367,292)                                                                   $2,718,059,719
-------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS (0.5%)
               NAME OF ISSUER                      COUPON             PRINCIPAL
             AND TITLE OF ISSUE                     RATE                AMOUNT                   VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                                          6.71%             $13,850,000             $13,730,198
---------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $13,848,615)                                                                           $13,730,198
---------------------------------------------------------------------------------------------------------

SENIOR LOANS (2.2%)(L)
                                                  COUPON            PRINCIPAL
BORROWER                                           RATE               AMOUNT                     VALUE(A)

AUTOMOTIVE (0.1%)
Ford Motor
 Tranche B Term Loan
  12-15-13                                            8.36%          $1,421,438                $1,432,397
---------------------------------------------------------------------------------------------------------

CHEMICALS (0.1%)
Celanese
 Tranche B Term Loan
  04-06-14                                            7.10            2,010,000(c)              2,020,050
  04-06-14                                            7.10              340,000(c,j)              341,700
                                                                                          ---------------
Total                                                                                           2,361,750
---------------------------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                                  COUPON            PRINCIPAL
BORROWER                                           RATE               AMOUNT                     VALUE(A)

ENTERTAINMENT (--%)
Natl CineMedia LLC
 Term Loan
  02-13-15                                            7.09%             $80,000                   $80,050
---------------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Aramark
 Letter of Credit
  01-26-14                                            7.45              143,205                   144,127
Aramark
 Tranche B Term Loan
  08-08-13                                            7.48            2,003,803                 2,016,447
Pinnacle Foods Finance
 Tranche B Term Loan
  04-02-14                                            8.10            2,560,000                 2,577,818
                                                                                          ---------------
Total                                                                                           4,738,392
---------------------------------------------------------------------------------------------------------

GAMING (0.1%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  06-05-14                                            0.00              959,000(j)                965,598
Fontainebleau Las Vegas
 Term Loan
  06-05-14                                            0.00            1,919,000(j)              1,932,203
                                                                                          ---------------
Total                                                                                           2,897,801
---------------------------------------------------------------------------------------------------------

HEALTH CARE (0.4%)
HCA
 Tranche B Term Loan
  11-14-13                                            7.60           13,017,375                13,163,299
---------------------------------------------------------------------------------------------------------

MEDIA CABLE (0.4%)
Charter Communications
 Tranche B Term Loan
  04-28-14                                            7.35            6,130,000                 6,128,099
Univision Communications
 Delayed Draw Term Loan
  09-23-14                                            6.35              351,242(j)                350,803
Univision Communications
 Tranche B Term Loan
  09-23-14                                            7.60            5,463,758                 5,457,912
                                                                                          ---------------
Total                                                                                          11,936,814
---------------------------------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
VNU
 Tranche B Term Loan
  08-09-13                                            7.61            5,456,278(c)              5,501,183
---------------------------------------------------------------------------------------------------------

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Tranche B Term Loan
  03-17-14                                            7.07            2,212,843                 2,220,211
---------------------------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                                  COUPON            PRINCIPAL
BORROWER                                           RATE               AMOUNT                     VALUE(A)

OIL FIELD SERVICES (0.1%)
Dresser
 1st Lien Term Loan
  05-04-15                                           11.11%          $3,090,000(j)             $3,114,473
---------------------------------------------------------------------------------------------------------

PAPER (0.1%)
Domtar
 Tranche B Term Loan
  03-05-14                                            6.74            1,710,000(c)              1,707,863
---------------------------------------------------------------------------------------------------------

RETAILERS (0.2%)
Michaels Stores
 Term Loan
  10-31-13                                            7.63            3,621,000(j)              3,639,105
Neiman Marcus Group
 Tranche B Term Loan
  04-06-13                                            7.35            1,755,000                 1,766,443
                                                                                          ---------------
Total                                                                                           5,405,548
---------------------------------------------------------------------------------------------------------

TECHNOLOGY (0.1%)
West Corp
 Tranche B Term Loan
  10-24-13                                       7.70-7.76            2,708,213                 2,729,093
---------------------------------------------------------------------------------------------------------

WIRELINES (0.1%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                                            7.61            3,340,000                 3,355,665
---------------------------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $57,289,504)                                                                           $60,644,539
---------------------------------------------------------------------------------------------------------

COMMON STOCKS (--%)
                                                  SHARES                   VALUE(A)
Crown Paper Escrow                               29,470,000(b)                  $29
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $--)                                                                     $29
-----------------------------------------------------------------------------------

MONEY MARKET FUND (7.2%)(q)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                201,451,668(s)         $201,451,668
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $201,451,668)                                                   $201,451,668
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,031,957,079)(t)                                            $2,993,886,153
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2007.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

--------------------------------------------------------------------------------

 8 RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2007

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2007, the value of foreign securities represented 3.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of these securities amounted to $133,025,238 or 4.7% of net assets.

(e) The following abbreviation(s) is (are) used in the portfolio security description(s) to identify the insurer of the issue:

AMBAC   --  Ambac Assurance Corporation
MBIA    --  MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2007.

(h) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at May 31, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(j) At May 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $186,148,451.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2007:

                                                              PRINCIPAL          SETTLEMENT          PROCEEDS
SECURITY                                                        AMOUNT              DATE            RECEIVABLE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
   06-01-37 5.00%                                             $4,000,000          06-12-07          $3,862,500         $3,806,248

(n) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Sept. 2007, 20-year                                    $55,700,000
U.S. Treasury Note, Sept. 2007, 5-year                                  60,800,000
SALE CONTRACTS
U.S. Treasury Note, June 2007, 2-year                                   14,000,000
U.S. Treasury Note, Sept. 2007, 2-year                                  12,200,000
U.S. Treasury Note, June 2007, 10-year                                  45,100,000
U.S. Treasury Note, Sept. 2007, 10-year                                 13,800,000

(o) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
United Artists Theatre Circuit
   9.30% Pass-Through Ctfs 2015                                 02-23-96 thru 08-12-96         $5,987,860

(p)  At May 31, 2007, security was partially or fully on loan.

(q) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.5% of net assets. 5.7% of net assets is the Fund's cash equivalent position.

(r) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(s) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(t) At May 31, 2007, the cost of securities for federal income tax purposes was approximately $3,031,957,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $5,391,000
Unrealized depreciation                                               (43,462,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(38,071,000)
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 9 RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2007

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 10 RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO HOLDINGS AT MAY 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RiverSource Diversified Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 30, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 30, 2007